Certain risks and concentration - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Certain risks and concentration
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Inter segment elimination
Certain risks and concentration
Revenues from sales of software	$ 8,341	$ 21,970	$ 1,415
Cost of revenues and operating expenses for purchase of software	1,729	47,257	54,127
Cost of revenues and operating expenses for technical support services	$ 34,829	25,798	55,760
Minimum
Certain risks and concentration
Term of contractual agreements	10 years
Maximum
Certain risks and concentration
Term of contractual agreements	30 years
Guangzhou Huaduo
Certain risks and concentration
Equity interests ownership (as a percent)	100.00%
Beijing Tuda and Guangzhou Huaduo
Certain risks and concentration
Maximum percentage of the income of VIEs which may be charged as service fees	100.00%
Maximum percentage of the profits payable by VIEs	100.00%
Guangzhou BaiGuoYuan
Certain risks and concentration
Equity interests ownership (as a percent)	100.00%
Group companies
Certain risks and concentration
Revenues	$ 56,762	54,280	54,587
Group companies | Inter segment elimination
Certain risks and concentration
Revenues	82,111	14,505	9,668
Cash paid for settlement of software transactions	0	41,070	52,878
Cash paid for settlement of technical support fees	$ 44,171	$ 45,063	$ 56,823